Quarterly Financial Information	12 Months Ended
Dec. 31, 2020
Thunder Bridge Acquisition Il, Ltd.[Member]
Quarterly Financial Information [Line Items]
Quarterly Financial Information

NOTE 12 — Quarterly Financial Information (Unaudited)

The following tables are a summary of certain quarterly financial data for the year ended December 31, 2020 and for the period from February 13, 2019 (Date of Inception) through December 31, 2019.

	2020
	4th Quarter (As restated)	3rd Quarter (As restated)	2nd Quarter (As restated)	1st Quarter (As restated)
Formation costs and other operating expenses	$1,080,155	$148,871	$153,264	$238,549
Loss from operations	(1,080,155)	(148,871)	(153,264)	(238,549)
Other Income:
Interest income	8,812	8,812	87,114	2,017,548
Change in fair value of warrant liability(2)	(62,099,708)	2,826,228	(19,520,931)	5,000,031
Net (loss) income	$(63,171,051)	$2,686,169	$(19,587,081)	$6,779,030
Weighted average shares outstanding, basic and diluted(1)	8,625,000	8,625,000	8,625,000	8,625,000
Basic and diluted net (loss) income per ordinary share	$(7.33)	$0.31	$(2.28)	$0.55

(1)      Excludes an aggregate of up to 34,500,000 shares subject to redemption at December 31, 2020.

(2)      As restated amount includes change in fair value of warrant liability of ($62,099,708), 2,826,228, ($19,520,931) and $5,000,031 in the 4th, 3rd, 2nd, and 1st Quarters, respectively.

	2020
	4th Quarter (As restated)	3rd Quarter (As restated)	2nd Quarter (As restated)	1st Quarter (As restated)
ASSETS
Current assets
Cash and cash equivalents	$133,697	$217,982	$272,257	$304,208
Prepaid expenses	59,330	341,445	370,443	403,712
Total current assets	193,027	559,427	642,700	707,920
Other assets
Cash and marketable securities held in Trust Account	349,583,138	349,574,326	349,565,514	349,478,401
Deferred offering costs	—	—	—	—
Total assets	$349,776,165	$350,133,753	$350,208,214	$350,186,321

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current Liabilities
Accounts payable and accrued expenses	$626,752	$12,998	$147,400	$59,356
Promissory note payable	—	—	—	—
Warrant liability(1)	97,181,794	35,082,086	37,908,314	18,387,385
Promissory note payable – related party	300,000	200,000	—	—
Total current liabilities	98,108,546	35,295,084	38,055,714	18,446,741
Deferred underwriting fee payable	12,075,000	12,075,000	12,075,000	12,075,000
Total Liabilities	110,183,546	47,370,084	50,130,714	30,521,741

Ordinary shares subject to possible redemption(2)	349,583,138	349,574,326	349,565,514	349,478,401

Shareholders’ Equity (Deficit)
Preferred shares, $0.0001 par value; 1,000,000 shares	—	—	—	—
Class A ordinary shares, $0.0001 par value;(3)	—	—	—	—
Class B ordinary shares, $0.0001 par value;	863	863	863	863
Additional paid in capital(4)	—	—	—	—
(Accumulated Deficit)(5)	(109,991,382)	(46,811,520)	(49,488,877)	(29,814,684)
Total Shareholders’ Equity (Deficit)	(109,990,519)	(46,810,657)	(49,488,014)	(29,813,821)
	$349,776,165	$350,133,753	$350,208,214	$350,186,321

(1)      As restated amount includes an additional $97,181,794, 35,082,086, $37,908,314, and 18,387,385 for the 4th, 3rd, 2nd and 1st quarters, respectively.

(2)      As restated amount includes an increase of $17,808,732, $16,728,581, $16,579,701 and $16,426,469 for the 4th, 3rd, 2nd and 1st quarters, respectively.

(3)      As restated amount includes a decrease of $175, $164, $163 and $162 for the 4th, 3rd, 2nd and 1st quarters, respectively.

(4)      As restated amount includes a decrease of $2,416,019, $1,344,692, 1,204,624 and $1,138,477 for the 4th, 3rd, 2nd and 1st quarters, respectively.

(5)      As restated amount includes a decrease of $112,574,331, $50,465,812, $53,283,227 and $33,675,185 for the 4th, 3rd, 2nd and 1st quarters, respectively.

	2019
	4th Quarter (As restated)	3rd Quarter (As restated)	2nd Quarter	For the Period from February 13, 2019 (Date of Inception) through March 31, 2019
Formation costs and other operating expenses	$200,824	$147,173	$26,355	$5,000
Loss from operations	(200,824)	(147,173)	(26,355)	(5,000)
Other Income:
Interest income	1,593,683	867,168	—	—
Change in fair value of warrant liability(2)	3,494,207	(1,955,798)	—	—
Net (loss) income	$4,887,066	$(1,235,803)	$(26,355)	$(5,000)
Weighted average shares outstanding, basic and diluted(1)	8,625,000	8,625,000	6,382,980	6,382,980
Basic and diluted net (loss) income per ordinary share	$0.38	$(0.24)	$—	$—

(1)      Excludes an aggregate of up to 34,500,000 shares subject to redemption at December 31, 2020.

(2)      As restated amount includes change in fair value of warrant liability of $3,494207 and ($1,955,798) in Quarters 4 and 3, respectively.

	2019
	4th Quarter (As restated)	3rd Quarter (As restated)	August 13, 2019
ASSETS
Current assets
Cash and cash equivalents	$497,549	$944,979	$1,036,349
Prepaid expenses	431,294	168,309	179,900
Total current assets	928,843	1,113,288	1,216,249
Other assets
Cash and marketable securities held in Trust Account	347,460,852	345,867,168	345,000,000
Deferred offering costs	—	—	—
Total assets	$348,389,695	$346,980,456	$346,216,249

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current Liabilities
Accounts payable and accrued expenses	$41,731	$25,353	$0
Warrant liability(1)	23,387,415	26,881,621	26,425,984
Total current liabilities	23,429,146	26,906,974	26,425,984
Deferred underwriting fee payable	12,075,000	12,075,000	12,075,000
Total Liabilities	35,504,146	38,981,974	38,500,984

Ordinary shares subject to possible redemption(2)	347,460,852	345,867,168	345,000,000

Shareholders’ Equity (Deficit)
Preferred shares, $0.0001 par value; 1,000,000 shares	—	—	—
Class A ordinary shares, $0.0001 par value;(3)	—	—	—
Class B ordinary shares, $0.0001 par value;	863	863	863
Additional paid in capital(4)	—	—	—
(Accumulated Deficit)(5)	(34,576,166)	(37,869,549)	(37,285,598)
Total Shareholders’ Equity (Deficit)	(34,575,303)	(37,868,686)	(37,284,735)
	$348,389,695	$346,980,456	$346,216,249

(1)      As restated amount includes an additional $97,181,794, 35,082,086, $37,908,314, and 18,387,385 for the 4th, 3rd, 2nd and 1st quarters, respectively.

(2)      As restate amount includes an increase of $17,808,732, $16,728,581, $16,579,701 and $16,426,469 for the 4th, 3rd, 2nd and 1st quarters, respectively.

(3)      As restated amount includes a decrease of 160, 162 and 159 or the 4th and 3rd quarters and on August 13, 2019.

(4)      As restated amount includes a decrease of $2,917,479, 4,310,339 and $5,049,201 or the 4th and 3rd quarters and on August 13, 2019.

(5)      As restated amount includes a decrease of $36,657,666, $38,558,188 and $37,235,353 for the 4th and 3rd quarters and on August 13, 2019.